Financial risk management - Financial instruments by category (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities, at FVPL
Financial risk management
Financial liabilities	$ (26,096)	$ (90,893)
Financial liabilities, at FVPL | Derivatives
Financial risk management
Financial liabilities	(26,096)	(90,893)
Financial liabilities at amortised cost
Financial risk management
Financial liabilities	(1,097,701)	(663,609)
Financial assets, at FVOCI | Equity financial assets
Financial risk management
Financial assets	23,132
Financial assets, at FVPL | Equity financial assets
Financial risk management
Financial assets	2,769	3,271
Financial assets, at FVPL | Derivatives
Financial risk management
Financial assets	82,040	48,085
Financial assets at amortised cost
Financial risk management
Financial assets	$ 437,401	$ 497,401